Exhibit 99.1

World Omni Auto Receivables Trust 2020-C
Monthly Servicer Certificate
February 28, 2021

Dates Covered
Collections Period	02/01/21 - 02/28/21
Interest Accrual Period	02/16/21 - 03/14/21
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/21	1,066,113,393.64	42,617
Yield Supplement Overcollateralization Amount 01/31/21	41,297,032.43	0
Receivables Balance 01/31/21	1,107,410,426.07	42,617
Principal Payments	31,940,842.36	590
Defaulted Receivables	1,332,831.42	46
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/21	39,511,386.12	0
Pool Balance at 02/28/21	1,034,625,366.17	41,981

Pool Statistics	$ Amount	# of Accounts
Pool Factor	81.47%
Prepayment ABS Speed	1.31%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	4,124,933.45	170
Past Due 61-90 days	1,180,543.14	52
Past Due 91-120 days	282,204.77	20
Past Due 121+ days	0.00	0
Total	5,587,681.36	242

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.52%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.14%
Delinquency Trigger Occurred	NO

Recoveries	943,364.81
Aggregate Net Losses/(Gains) - February 2021	389,466.61
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.42%
Prior Net Losses Ratio	0.42%
Second Prior Net Losses Ratio	0.58%
Third Prior Net Losses Ratio	0.47%
Four Month Average	0.47%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.16%

Overcollateralization Target Amount	11,898,191.71
Actual Overcollateralization	11,898,191.71
Weighted Average APR	4.06%
Weighted Average APR, Yield Adjusted	5.75%
Weighted Average Remaining Term	58.37

Flow of Funds	$ Amount
Collections	36,393,694.91
Investment Earnings on Cash Accounts	1,486.65
Servicing Fee(1)	(922,842.02)
Transfer to Collection Account	-
Available Funds	35,472,339.54

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	357,548.58
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	327,723.44
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	18,900,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	11,898,191.71
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,939,600.06
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	35,472,339.54

Servicing Fee	922,842.02
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 02/16/21	1,053,853,089.61
Principal Paid	31,125,915.15
Note Balance @ 03/15/21	1,022,727,174.46

Class A-1
Note Balance @ 02/16/21	8,113,089.61
Principal Paid	8,113,089.61
Note Balance @ 03/15/21	0.00
Note Factor @ 03/15/21	0.0000000%

Class A-2
Note Balance @ 02/16/21	467,740,000.00
Principal Paid	23,012,825.54
Note Balance @ 03/15/21	444,727,174.46
Note Factor @ 03/15/21	95.0799963%

Class A-3
Note Balance @ 02/16/21	416,710,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	416,710,000.00
Note Factor @ 03/15/21	100.0000000%

Class A-4
Note Balance @ 02/16/21	104,620,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	104,620,000.00
Note Factor @ 03/15/21	100.0000000%

Class B
Note Balance @ 02/16/21	37,770,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	37,770,000.00
Note Factor @ 03/15/21	100.0000000%

Class C
Note Balance @ 02/16/21	18,900,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	18,900,000.00
Note Factor @ 03/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	406,824.33
Total Principal Paid	31,125,915.15
Total Paid	31,532,739.48

Class A-1
Coupon	0.20684%
Interest Paid	1,258.58
Principal Paid	8,113,089.61
Total Paid to A-1 Holders	8,114,348.19

Class A-2
Coupon	0.35000%
Interest Paid	136,424.17
Principal Paid	23,012,825.54
Total Paid to A-2 Holders	23,149,249.71

Class A-3
Coupon	0.48000%
Interest Paid	166,684.00
Principal Paid	0.00
Total Paid to A-3 Holders	166,684.00

Class A-4
Coupon	0.61000%
Interest Paid	53,181.83
Principal Paid	0.00
Total Paid to A-4 Holders	53,181.83

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3239718
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.7869106
Total Distribution Amount	25.1108824

A-1 Interest Distribution Amount	0.0059932
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	38.6337600
Total A-1 Distribution Amount	38.6397532

A-2 Interest Distribution Amount	0.2916667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	49.2000375
Total A-2 Distribution Amount	49.4917042

A-3 Interest Distribution Amount	0.4000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.4000000

A-4 Interest Distribution Amount	0.5083333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5083333

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	10.53
Noteholders' Third Priority Principal Distributable Amount	607.21
Noteholders' Principal Distributable Amount	382.26

Account Balances	$ Amount
Reserve Account
Balance as of 02/16/21	12,588,844.52
Investment Earnings	965.76
Investment Earnings Paid	(965.76)
Deposit/(Withdrawal)	-
Balance as of 03/15/21	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,591,995.01	$5,095,116.06	$5,777,899.11
Number of Extensions	122	158	193
Ratio of extensions to Beginning of Period Receivables Balance	0.32%	0.45%	0.49%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.